Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share
Weighted average number of shares held by Recognition and Retention Plan excluded from the calculation for basic shares outstanding	564,973	467,601	447,818
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive securities excluded from the computation of earnings per share	154,397	71,260	155,969